BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (LIBOR USD 3 Month + 1.07%),
5.31%, 04/20/33
(a)(b)
............... USD 250 $ 244,866
AIG CLO LLC, Series 2018-1A, Class A1R,
(LIBOR USD 3 Month + 1.12%), 5.36%,
04/20/32
(a)(b)
.................... 250 245,090
Anchorage Capital CLO 3-R Ltd., Series
2014-3RA, Class A, (LIBOR USD 3 Month +
1.05%), 5.42%, 01/28/31
(a)(b)
......... 245 242,372
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (1 Month
CME Term SOFR + 1.85%), 6.19%,
05/15/37
(a)(b)
.................... 100 97,757
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (LIBOR USD 3 Month + 1.16%), 5.52%,
10/25/34
(a)(b)
.................... 250 242,428
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 59 57,373
Series 2022-A2, Class A2, 5.00%, 04/17/28 288 290,781
Barings CLO Ltd., Series 2019-3A, Class A1R,
(LIBOR USD 3 Month + 1.07%), 5.31%,
04/20/31
(a)(b)
.................... 250 245,802
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3 Month CME Term SOFR +
1.30%), 5.16%, 01/17/35
(a)(b)
......... 250 239,756
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (LIBOR USD 3 Month + 1.08%),
5.16%, 07/15/31
(a)(b)
............... 250 246,038
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 237 230,793
Capital One Multi-Asset Execution Trust, Series
2022-A2, Class A, 3.49%, 05/15/27 ..... 39 37,928
CIFC Funding Ltd., Series 2021-5A, Class A,
(LIBOR USD 3 Month + 1.14%), 5.22%,
07/15/34
(a)(b)
.................... 250 244,061
College Avenue Student Loans LLC, Series
2021-C, Class A1, (LIBOR USD 1 Month +
0.90%), 5.29%, 07/26/55
(a)(b)
......... 86 80,126
Discover Card Execution Note Trust, Series
2022-A4, Class A, 5.03%, 10/15/27 ..... 273 275,710
Enterprise Fleet Financing LLC, Series 2022-4,
Class A2, 5.76%, 10/22/29
(b)
......... 220 221,004
Ford Credit Auto Owner Trust, Series 2022-B,
Class A4, 3.93%, 08/15/27 .......... 44 42,822
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1 Month CME Term SOFR + 2.30%),
6.63%, 06/19/37
(a)(b)
............... 100 98,769
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 ................. 54 52,773
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 163 116,218
Series 2021-5CS, Class A, 2.31%, 10/20/48 84 60,926
Series 2022-1GS, Class A, 2.70%, 01/20/49 46 35,025
Series 2022-2CS, Class A, 4.00%, 04/20/49 24 19,363
Series 2022-3CS, Class A, 4.95%, 07/20/49 57 52,383
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 53,863
Series 2022-C, Class A3, 5.39%, 06/15/27 108 109,110
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 138 104,602
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (LIBOR USD 3 Month
+ 1.07%), 5.15%, 07/15/33
(a)(b)
........ 250 246,232
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2022-FL8, Class A, (SOFR 30 Day
Average + 1.35%), 5.18%, 02/19/37
(a)(b)
.. USD 100 $ 96,149
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 98 77,025
Series 2022-1A, Class A, 2.64%, 01/20/53 91 75,490
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 21 20,494
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (LIBOR USD 1
Month + 1.60%), 5.92%, 11/15/68
(a)
.. 219 217,387
Series 2021-CA, Class A, 1.06%, 10/15/69 129 110,013
Series 2021-GA, Class A, 1.58%, 04/15/70 103 86,926
Series 2022-A, Class A, 2.23%, 07/15/70 . 133 115,610
Series 2022-BA, Class A, 4.16%, 10/15/70 117 109,120
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 112 100,848
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (LIBOR USD 3
Month + 0.92%), 5.11%, 10/18/30
(a)(b)
... 250 245,859
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (LIBOR USD 3
Month + 0.97%), 5.20%, 07/19/30
(a)(b)
... 250 246,745
OneMain Financial Issuance Trust, Series
2022-S1, Class A, 4.13%, 05/14/35
(b)
... 120 113,143
Oportun Issuance Trust, Series 2021-C, Class
A, 2.18%, 10/08/31
(b)
.............. 100 87,481
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (LIBOR USD 3 Month +
1.00%), 5.23%, 10/17/31
(a)(b)
......... 250 245,072
PFS Financing Corp., Series 2022-D, Class A,
4.27%, 08/15/27
(b)
................ 140 136,526
Prodigy Finance DAC, Series 2021-1A, Class
A, (LIBOR USD 1 Month + 1.25%), 5.64%,
07/25/51
(a)(b)
.................... 112 108,592
Romark CLO II Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 5.53%,
07/25/31
(a)(b)
.................... 250 244,732
SMB Private Education Loan Trust
(b)
Series 2022-B, Class A1B, (SOFR 30 Day
Average + 1.45%), 4.67%, 02/16/55
(a)
. 181 175,795
Series 2022-C, Class A1A, 4.48%, 05/16/50 91 87,462
Series 2022-C, Class A1B, (SOFR 30 Day
Average + 1.85%), 5.66%, 05/16/50
(a)
. 91 91,459
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 164 158,809
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 40 37,736
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 69 62,465
Series 2021-B, Class AFX, 1.14%, 02/15/47 123 102,517
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)(c)
......... 94 79,583
Total Asset-Backed Securities — 16.3%
(Cost: $7,831,367) .............................. 7,467,009
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13%, 06/15/26 ................. 18 17,464
7.88%, 04/15/27 ................. 15 14,550

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25 ................. USD 9 $ 9,133
6.25%, 03/15/26 ................. 65 64,102
Triumph Group, Inc., 8.88%, 06/01/24 .... 11 11,192
116,441
Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ 16 17,161
5.50%, 04/20/26 ................. 11 10,803
5.75%, 04/20/29 ................. 8 7,312
Mileage Plus Holdings LLC, 6.50%, 06/20/27 11 10,738
United Airlines, Inc., 4.38%, 04/15/26 ..... 45 41,712
87,726
Auto Components — 0.2%
Clarios Global LP, 6.25%, 05/15/26
(b)
..... 65 63,538
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,220
71,758
Automobiles — 0.3%
Mercedes-Benz Finance North America LLC,
5.50%, 11/27/24
(b)
............... 150 150,848
Banks — 8.2%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................ 250 251,004
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(d)
.................... EUR 100 101,563
Bank of America Corp.
(a)
(SOFR 1 Day + 1.46%), 1.49%, 05/19/24 USD 100 98,432
(SOFR 1 Day + 0.91%), 0.98%, 09/25/25 200 184,075
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25 .................... 200 188,971
(SOFR 1 Day + 0.65%), 1.53%, 12/06/25 240 221,352
Bank of Nova Scotia (The)
0.65%, 07/31/24 ................. 250 233,066
5.25%, 12/06/24 ................. 60 60,111
Barclays plc, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 2.65%),
5.50%, 08/09/28
(a)
............... 200 193,708
BNP Paribas SA, (EURIBOR 3 Month +
0.80%), 0.38%, 10/14/27
(a)(d)
......... EUR 100 92,557
CaixaBank SA, (EURIBOR 3 Month + 0.85%),
0.38%, 11/18/26
(a)(d)
.............. 100 94,948
Citigroup, Inc.
(a)
(SOFR 1 Day + 0.53%), 1.28%, 11/03/25 USD 35 32,250
(SOFR 1 Day + 1.53%), 3.29%, 03/17/26 60 57,033
(SOFR 1 Day + 1.55%), 5.61%, 09/29/26 110 110,471
(SOFR 1 Day + 0.77%), 1.46%, 06/09/27 60 52,044
Fifth Third Bancorp, (SOFR 1 Day + 0.69%),
1.71%, 11/01/27
(a)
............... 100 88,697
HSBC Holdings plc, (SOFR 1 Day + 1.40%),
2.63%, 11/07/25
(a)
............... 200 187,827
Huntington Bancshares, Inc., (SOFR 1 Day +
1.97%), 4.44%, 08/04/28
(a)
.......... 50 47,626
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(d)
.. EUR 100 104,455
JPMorgan Chase & Co.
(a)
(LIBOR USD 3 Month + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,513
(SOFR 1 Day + 0.49%), 0.77%, 08/09/25 200 184,589
(SOFR 1 Day + 1.85%), 2.08%, 04/22/26 102 94,686
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28 .................... 215 200,874
Lloyds Banking Group plc, (EUR Swap Annual
1 Year + 0.85%), 0.50%, 11/12/25
(a)(d)
... EUR 100 100,000
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 1 Year +
2.15%), 2.36%, 05/22/24
(a)
.......... USD 200 $ 197,136
Royal Bank of Canada, 6.00%, 11/01/27 ... 56 58,377
Societe Generale SA, (EURIBOR 3 Month +
1.28%), 0.88%, 09/22/28
(a)(d)
......... EUR 100 90,875
Toronto-Dominion Bank (The)
(SOFR 1 Day + 0.24%), 4.58%, 01/06/23
(a)
USD 100 100,003
1.25%, 12/13/24 ................. 150 139,570
Truist Financial Corp., (SOFR 1 Day + 0.61%),
1.27%, 03/02/27
(a)
............... 150 132,885
3,747,698
Biotechnology — 0.8%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 103,873
Gilead Sciences, Inc.
3.70%, 04/01/24 ................. USD 185 181,878
2.95%, 03/01/27 ................. 90 83,724
369,475
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 8 7,460
Carrier Global Corp., 2.24%, 02/15/25 .... 36 33,909
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 17,998
59,367
Capital Markets — 4.4%
Bank of New York Mellon Corp. (The), Series J,
0.85%, 10/25/24 ................ 310 288,711
Blackstone Private Credit Fund
3.25%, 03/15/27 ................. 100 84,196
4.00%, 01/15/29 ................. 40 33,001
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 375 360,798
(EURIBOR 3 Month + 1.38%), 1.88%,
02/23/28
(a)(d)
.................. EUR 200 187,185
Goldman Sachs Group, Inc. (The)
(a)
(SOFR 1 Day + 1.51%), 4.39%, 06/15/27 USD 155 149,330
(SOFR 1 Day + 1.11%), 2.64%, 02/24/28 95 84,586
Morgan Stanley
(a)
(SOFR 1 Day + 0.47%), 4.79%, 11/10/23 200 199,413
(SOFR 1 Day + 0.53%), 0.79%, 05/30/25 45 41,836
(SOFR 1 Day + 0.56%), 1.16%, 10/21/25 275 253,141
(EURIBOR 3 Month + 0.83%), 1.34%,
10/23/26 .................... EUR 100 98,853
MSCI, Inc., 3.63%, 09/01/30
(b)
......... USD 7 5,819
State Street Corp., (SOFR 1 Day + 1.35%),
5.75%, 11/04/26
(a)
............... 70 71,653
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(a)(b)
.............. 200 172,072
2,030,594
Chemicals — 0.4%
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 38,250
HB Fuller Co., 4.00%, 02/15/27 ........ 13 11,992
International Flavors & Fragrances, Inc., 1.80%,
09/25/26 ..................... EUR 100 97,452
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
USD 13 10,495
158,189
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 6,804
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
21 19,215
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,700
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 9 8,889

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
5.00%, 02/01/28 ................. USD 15 $ 13,994
Garda World Security Corp., 4.63%, 02/15/27
(b)
5 4,415
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 14 13,388
4.00%, 08/01/28 ................. 7 5,985
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,340
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
.................... 12 10,922
Republic Services, Inc., 3.38%, 11/15/27 ... 150 139,757
236,409
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 8 7,280
CommScope, Inc., 6.00%, 03/01/26
(b)
..... 19 17,535
Nokia OYJ, 4.38%, 06/12/27 .......... 8 7,552
Viasat, Inc., 5.63%, 04/15/27
(b)
......... 15 13,625
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 17 14,288
60,280
Consumer Finance — 1.7%
American Express Co., 2.55%, 03/04/27 ... 190 172,844
General Motors Financial Co., Inc.
3.50%, 11/07/24 ................. 100 96,294
6.05%, 10/10/25 ................. 200 203,428
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,921
7.13%, 03/15/26 ................. 12 11,411
SLM Corp., 3.13%, 11/02/26 .......... 7 5,953
Synchrony Financial
4.88%, 06/13/25 ................. 125 121,795
4.50%, 07/23/25 ................. 75 71,892
Toyota Motor Credit Corp., 5.40%, 11/10/25 . 100 101,538
787,076
Containers & Packaging — 0.3%
Ball Corp., 4.88%, 03/15/26 .......... 72 69,741
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 13 12,360
Crown Americas LLC, 4.25%, 09/30/26 ... 30 28,607
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,314
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 20 18,143
140,165
Diversified Financial Services — 0.1%
(b)
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 14 10,921
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 2 1,993
7.38%, 09/01/25 ................. 5 4,805
Shift4 Payments LLC, 4.63%, 11/01/26 .... 15 14,172
31,891
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 99,631
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 13,981
5.00%, 02/01/28 ................. 19 17,252
6.38%, 09/01/29 ................. 12 11,277
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 13 10,102
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 17 15,786
5.00%, 05/01/28 ................. 5 4,360
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 8 6,760
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
4.63%, 09/15/27 ................. USD 4 $ 3,330
4.25%, 07/01/28 ................. 24 18,905
Lumen Technologies, Inc.
(b)
4.00%, 02/15/27 ................. 13 11,017
4.50%, 01/15/29 ................. 4 2,761
Verizon Communications, Inc., 2.10%, 03/22/28 195 169,236
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 42,098
426,496
Electric Utilities — 1.5%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(d)
.................... EUR 100 97,854
Enel Finance International NV, 1.38%,
07/12/26
(b)
.................... USD 200 172,352
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 50 49,341
1.88%, 01/15/27 ................. 180 159,310
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,610
NRG Energy, Inc.
5.75%, 01/15/28 ................. 29 27,221
5.25%, 06/15/29
(b)
................ 2 1,766
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 66 59,178
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 100 94,917
674,549
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.00%, 10/01/25 ................. 15 14,649
4.00%, 04/15/29 ................. 3 2,588
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 15,300
32,537
Energy Equipment & Services — 0.0%
Halliburton Co., 3.80%, 11/15/25 ....... 20 19,453
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 7 4,059
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 2 1,957
4.75%, 10/15/27 ................. 13 11,574
3.75%, 01/15/28 ................. 23 19,598
WMG Acquisition Corp., 3.88%, 07/15/30 .. 7 6,029
43,217
Equity Real Estate Investment Trusts (REITs) — 3.3%
American Tower Corp.
1.60%, 04/15/26 ................. 330 293,399
0.45%, 01/15/27 ................. EUR 100 91,715
3.65%, 03/15/27 ................. USD 60 56,039
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 6 5,015
Crown Castle, Inc.
3.15%, 07/15/23 ................. 350 346,084
3.20%, 09/01/24 ................. 50 48,281
1.05%, 07/15/26 ................. 170 146,881
Equinix, Inc.
1.00%, 09/15/25 ................. 200 178,854
0.25%, 03/15/27 ................. EUR 100 92,435
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... USD 13 11,294
Healthpeak Properties, Inc., 1.35%, 02/01/27 100 86,562
Iron Mountain, Inc., 5.00%, 07/15/28
(b)
.... 20 17,964
SBA Communications Corp.
3.88%, 02/15/27 ................. 20 18,070
3.13%, 02/01/29 ................. 2 1,663

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Welltower, Inc., 4.25%, 04/01/26 ........ USD 100 $ 96,700
1,490,956
Food & Staples Retailing — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,472
5.88%, 02/15/28 ................. 34 32,323
United Natural Foods, Inc., 6.75%, 10/15/28 6 5,765
US Foods, Inc.
6.25%, 04/15/25 ................. 13 12,864
4.75%, 02/15/29 ................. 2 1,776
58,200
Food Products — 0.4%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 14 12,189
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 15 14,435
General Mills, Inc., 5.24%, 11/18/25 ...... 95 95,237
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
37 35,057
156,918
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 23,624
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,481
Medline Borrower LP, 3.88%, 04/01/29
(b)
... 7 5,642
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,906
4.25%, 06/01/28
(b)
................ 12 10,954
50,607
Health Care Providers & Services — 1.8%
Centene Corp., 2.45%, 07/15/28 ........ 49 41,358
Community Health Systems, Inc., 6.00%,
01/15/29
(b)
.................... 17 14,220
CVS Health Corp., 6.25%, 06/01/27 ...... 50 52,438
Elevance Health, Inc.
5.35%, 10/15/25 ................. 110 111,218
3.65%, 12/01/27 ................. 115 108,434
Encompass Health Corp., 4.50%, 02/01/28 . 34 30,886
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(d)
EUR 100 88,910
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 49,709
5.88%, 02/15/26 ................. 155 155,978
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 17 14,856
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 20,077
Tenet Healthcare Corp.
(b)
6.25%, 02/01/27 ................. 2 1,921
5.13%, 11/01/27 ................. 54 50,233
UnitedHealth Group, Inc., 5.15%, 10/15/25 . 95 96,084
836,322
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 7,156
4.38%, 01/15/28 ................. 35 31,339
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,902
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 ................. 58 56,260
3.75%, 05/01/29 ................. 2 1,730
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 6,041
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 9,000
120,428
Household Durables — 0.0%
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 10 8,402
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... USD 90 $ 83,065
TransAlta Corp., 7.75%, 11/15/29 ....... 14 14,298
97,363
Insurance — 0.3%
(b)
Alliant Holdings Intermediate LLC, 4.25%,
10/15/27 ..................... 79 70,755
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,544
NFP Corp., 4.88%, 08/15/28 .......... 58 49,375
122,674
Internet & Direct Marketing Retail — 0.5%
eBay, Inc., 2.75%, 01/30/23 .......... 225 224,629
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... 8 6,697
Match Group Holdings II LLC, 4.63%,
06/01/28
(b)
.................... 19 16,938
248,264
IT Services — 0.8%
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 13,013
Block, Inc., 2.75%, 06/01/26 .......... 21 18,761
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
9 7,974
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 24,241
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 100,955
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 32 28,156
PayPal Holdings, Inc.
2.65%, 10/01/26 ................. 110 101,555
3.90%, 06/01/27 ................. 70 67,357
Twilio, Inc., 3.63%, 03/15/29 .......... 23 18,685
380,697
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 29,471
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 102,348
131,819
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 USD 8 7,030
Wabash National Corp., 4.50%, 10/15/28 .. 10 8,516
15,546
Media — 0.4%
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 55 47,658
Comcast Corp., 4.15%, 10/15/28 ....... 90 86,305
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 12 10,736
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,680
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
6 5,402
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 4 2,939
Sirius XM Radio, Inc.
(b)
5.00%, 08/01/27 ................. 2 1,849
4.00%, 07/15/28 ................. 49 42,644
199,213
Metals & Mining — 0.6%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 58,116
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 35 31,378
3.88%, 08/15/31 ................. 21 17,144
Nucor Corp., 4.30%, 05/23/27 ......... 120 117,063
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 46,884
270,585
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 1,983

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
4.38%, 01/15/27 ................. USD 6 $ 5,250
7,233
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(d)
.......... EUR 30 30,545
Engie SA, 1.75%, 03/27/28
(d)
.......... 100 96,804
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 47,947
Veolia Environnement SA, 0.00%, 01/14/27
(d)
EUR 100 92,650
267,946
Oil, Gas & Consumable Fuels — 0.2%
Eni SpA, 1.00%, 03/14/25
(d)
........... 100 101,334
Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... USD 33 30,707
Professional Services — 0.0%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,143
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 6,905
17,048
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 16 15,270
Howard Hughes Corp. (The), 5.38%, 08/01/28 19 17,114
Realogy Group LLC, 5.75%, 01/15/29 .... 11 8,320
40,704
Road & Rail — 0.4%
Ryder System, Inc., 3.75%, 06/09/23 ..... 110 109,357
Uber Technologies, Inc.
(b)
8.00%, 11/01/26 ................. 6 6,021
6.25%, 01/15/28 ................. 28 26,880
4.50%, 08/15/29 ................. 10 8,712
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 14 12,635
163,605
Semiconductors & Semiconductor Equipment — 1.8%
Broadcom Corp.
3.13%, 01/15/25 ................. 5 4,805
3.88%, 01/15/27 ................. 120 113,506
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 17 15,503
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 13 11,495
Lam Research Corp.
3.80%, 03/15/25 ................. 20 19,572
3.75%, 03/15/26 ................. 43 41,689
NXP BV
4.88%, 03/01/24 ................. 150 148,669
2.70%, 05/01/25 ................. 330 309,952
3.88%, 06/18/26 ................. 70 66,741
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 7 5,898
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 99,864
837,694
Software — 1.6%
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,869
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 35,522
Cloud Software Group Holdings, Inc., 6.50%,
03/31/29
(b)
.................... 40 33,691
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 12,158
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 14,539
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 10,890
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 10 9,800
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 5,005
Open Text Corp., 6.90%, 12/01/27
(b)
..... 10 10,000
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
1.65%, 03/25/26 ................. USD 110 $ 98,474
3.25%, 11/15/27 ................. 60 55,108
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 19 17,101
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
25 23,410
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,377
VMware, Inc.
0.60%, 08/15/23 ................. 120 116,865
1.40%, 08/15/26 ................. 155 135,124
3.90%, 08/21/27 ................. 55 51,330
Workday, Inc., 3.50%, 04/01/27 ........ 80 74,766
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 15,127
726,156
Specialty Retail — 0.6%
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
6 5,079
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 51,299
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 167,579
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 37,232
Staples, Inc., 7.50%, 04/15/26
(b)
........ 5 4,303
265,492
Technology Hardware, Storage & Peripherals — 0.2%
NetApp, Inc., 1.88%, 06/22/25 ......... 100 91,847
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 17 14,401
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,429
27,830
Thrifts & Mortgage Finance — 0.1%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,758
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,221
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,685
24,664
Trading Companies & Distributors — 0.4%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
150 127,074
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,059
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 6,941
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 19,901
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,311
191,286
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... 145 134,163
Sprint LLC, 7.63%, 03/01/26 .......... 38 39,988
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 20,922
195,073
Total Corporate Bonds — 35.9%
(Cost: $17,654,236) .............................. 16,420,782
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(d)
. EUR 100 96,747
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(d)
..................... 200 180,394
Supranational — 0.9%
European Investment Bank, 0.50%
,
11/15/23
(d)
400 420,058
Total Foreign Agency Obligations — 1.5%
(Cost: $780,011) ................................ 697,199

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 45 $ 40,292
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 92 84,657
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 86 72,853
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 83 68,893
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 70 61,008
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 179 146,318
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 102 84,749
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 96 82,976
641,746
Commercial Mortgage-Backed Securities — 5.1%
1211 Avenue of the Americas Trust, Series
2015-1211, Class A1A2, 3.90%, 08/10/35
(b)
150 139,261
245 Park Avenue Trust, Series 2017-245P,
Class A, 3.51%, 06/05/37
(b)
.......... 140 124,445
AREIT LLC, Series 2022-CRE7, Class A, (1
Month CME Term SOFR + 2.24%), 6.57%,
06/17/39
(a)(b)
.................... 100 98,338
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 200 185,266
Commercial Mortgage Trust
Series 2013-CR10, Class A4, 4.21%,
08/10/46
(a)
................... 175 173,813
Series 2015-CR22, Class A5, 3.31%,
03/10/48 .................... 200 190,313
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 190,315
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 114,912
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (LIBOR USD 1
Month + 0.76%), 5.08%, 06/15/38
(a)
.. 200 193,724
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 85,423
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.19%, 08/15/34
(a)(b)
............. 250 233,142
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 135 132,267
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 171,510
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 Day Average
+ 1.65%), 5.59%, 01/25/37
(a)(b)
........ 60 58,236
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 100 79,772
Taubman Centers Commercial Mortgage Trust,
Series 2022-DPM, Class A, (1 Month CME
Term SOFR + 2.19%), 6.52%, 05/15/37
(a)(b)
100 97,099
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... USD 50 $ 46,802
2,314,638
Total Non-Agency Mortgage-Backed Securities — 6.5%
(Cost: $3,301,902) .............................. 2,956,384
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 7.1%
Government National Mortgage Association
2.50%, 10/20/51 ................. 201 173,851
3.00%, 10/20/51 ................. 999 892,000
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 185 159,116
3.00%, 11/01/51 ................. 253 226,239
3.50%, 11/01/51 ................. 948 884,607
4.50%, 01/25/53 - 02/25/53
(e)
......... 960 923,762
Total U.S. Government Sponsored Agency Securities — 7.1%
(Cost: $3,651,679) .............................. 3,259,575
U.S. Treasury Obligations
U.S. Treasury Bonds , 1.75%, 08/15/41 .... 430 294,264
U.S. Treasury Inflation Linked Notes ,
0.63%, 01/15/24 ................. 453 443,777
U.S. Treasury Notes
0.75%, 12/31/23 ................. 620 595,984
0.88%, 01/31/24 ................. 1,855 1,779,858
1.50%, 02/29/24 ................. 3,205 3,089,320
1.75%, 03/15/25 ................. 320 302,375
2.88%, 06/15/25 ................. 2,680 2,590,283
3.50%, 09/15/25 ................. 1,835 1,798,300
4.50%, 11/15/25 ................. 25 25,150
4.00%, 12/15/25 ................. 1,580 1,569,878
Total U.S. Treasury Obligations — 27.3%
(Cost: $12,706,538) .............................. 12,489,189
Total Long-Term Investments — 94.6%
(Cost: $45,925,733) .............................. 43,290,138
Short-Term Securities
Commercial Paper — 1.1%
Commonwealth Bank of Australia, (SOFR 1
Day + 0.45%), 4.75%
,
02/21/23
(a)
...... 250 250,084
Enel Finance America LLC, 5.27%
,
09/06/23
(f)
250 239,434
Total Commercial Paper — 1.1%
(Cost: $491,389) ................................ 489,518
Shares
Shares
Money Market Funds — 4.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.03%
(g)(h)
................. 1,873,712 1,873,712
Total Money Market Funds — 4.1%
(Cost: $1,873,712) .............................. 1,873,712

BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 4.3%
U.S. Treasury Bills , 4.63%, 11/30/23
(f)
..... USD 2,050 $ 1,965,559
Total U.S. Treasury Obligations — 4.3%
(Cost: $1,965,894) .............................. 1,965,559
Total Short-Term Securities — 9.5%
(Cost: $4,330,995) .............................. 4,328,789
Total Investments Before TBA Sale Commitments — 104.1%
(Cost: $50,256,728 ) .............................. 47,618,927
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Mortgage-Backed Securities — (2.0)%
Uniform Mortgage-Backed Securities,
4.50%, 01/25/53
(e)
................ USD (960) $ (923,766)
Total TBA Sale Commitments — (2.0)%
(Proceeds: $(932,897)) ........................... (923,766)
Total Investments Net of TBA Sale Commitments — 102.1%
(Cost: $49,323,831 ) .............................. 46,695,161
Liabilities in Excess of Other Assets — (2.1)% ............ (945,644)
Net Assets — 100.0% ..............................
$ 45,749,517
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Rates are discount rates or a range of discount rates as of period end.
(g)
Annualized 7-day yield as of period end.
(h)
Affiliate of the Fund.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,345,914 $ 527,798
(a)
$ — $ — $ — $ 1,873,712 1,873,712 $ 9,478 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2 Year Note .................................................... 90 03/31/23 $ 18,450 $ 2,001
Short Contracts
Euro- Bobl ............................................................... 11 03/08/23 1,363 41,826
Euro-Bund .............................................................. 1 03/08/23 142 8,757
Euro-Schatz ............................................................. 3 03/08/23 339 3,866
Japan 10 Year Bond ........................................................ 1 03/13/23 1,108 20,537
U.S. Treasury 10 Year Note ................................................... 2 03/22/23 224 3,248
U.S. Treasury 10 Year Ultra Note ............................................... 7 03/22/23 825 8,410
U.S. Treasury Long Bond .................................................... 4 03/22/23 499 3,457
U.S. Treasury Ultra Bond .................................................... 4 03/22/23 534 3,526
U.S. Treasury 5 Year Note .................................................... 41 03/31/23 4,421 11,561
105,188
$ 107,189
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,791,000 USD 1,913,370 Morgan Stanley & Co. International plc 03/15/23 $ 13,096
USD 4,555,553 EUR 4,269,000 BNP Paribas SA 03/15/23 (36,343)
$ (23,247)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 % Quarterly 12/20/27 USD 2,000 $ (14,704) $ 34,974 $ (49,678)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 520 (4,303) (1,269) (3,034)
$ (19,007) $ 33,705 $ (52,712)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.66% Annual 01/05/23
(a)
09/30/24 USD 1,025 $ (15,709) $ 219 $ (15,928)
3.22% Annual 1 day SOFR Annual 01/05/23
(a)
02/28/27 USD 1,025 24,309 412 23,897
$ 8,600 $ 631 $ 7,969
(a)
Forward swap.

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06%
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 7,387,426 $ 79,583 $ 7,467,009
Corporate Bonds ........................................ — 16,420,782 — 16,420,782
Foreign Agency Obligations ................................. — 697,199 — 697,199
Non-Agency Mortgage-Backed Securities ........................ — 2,956,384 — 2,956,384
U.S. Government Sponsored Agency Securities .................... — 3,259,575 — 3,259,575
U.S. Treasury Obligations ................................... — 12,489,189 — 12,489,189
Short-Term Securities
Commercial Paper ....................................... — 489,518 — 489,518
Money Market Funds ...................................... 1,873,712 — — 1,873,712
U.S. Treasury Obligations ................................... — 1,965,559 — 1,965,559
Liabilities
Investments
TBA Sale Commitments .................................... — (923,766) — (923,766)
$ 1,873,712 $ 44,741,866 $ 79,583 $ 46,695,161
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 13,096 $ — $ 13,096
Interest rate contracts ....................................... 107,189 23,897 — 131,086
Liabilities
Credit contracts ........................................... — (52,712) — (52,712)
Foreign currency exchange contracts ............................ — (36,343) — (36,343)
Interest rate contracts ....................................... — (15,928) — (15,928)
$ 107,189 $ (67,990) $ — $ 39,199
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock Sustainable Low Duration Bond Fund

Schedule of Investments
(unaudited) (continued)
December 31, 2022
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced